Revenue - Summary of Revenue by Disaggregates Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 65,850	$ 50,852
Transferred over Time [Member]
Disaggregation Of Revenue [Line Items]
Total Revenue	60,910	49,610
Transferred at Point in Time [Member]
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 4,940	$ 1,242